Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Undistributed foreign earnings	$ 5,000,000
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	935,000
Significant increases or decreases in unrecognized tax benefit within the next 12 months	0
Tax-related interest income	$ 0	$ 0	$ 0
Minimum [Member]
Income Tax Disclosure [Line Items]
Amount of benefit being recognized in financial statements upon ultimate settlement, Percentage	50.00%
United States [Member]
Income Tax Disclosure [Line Items]
Federal net capital loss carryforward	$ 278,000
Net capital loss carryforward expiration year	2017
Canada [Member]
Income Tax Disclosure [Line Items]
Federal net operating loss carryforward	$ 4,500,000
Net operating loss carryforward expiration year	2032